Defined benefit obligations - Summary of Amount Recognized In Profit Or Loss In Respect of Defined Benefit Plans (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Current service cost	SFr 207	SFr 132
Net interest expense	4	2
Administration cost excl. cost for managing plan assets	23	11
Expense recognized in profit or loss	SFr 234	SFr 145